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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

 Investment Company Act file number 811-05460

                          AIM Treasurer's Series Trust
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

      Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713)626-1919

Date of fiscal year end: 8/31

Date of reporting period: 5/31/09

Item 1.  Schedule of Investments.

                                PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                     PREMIER U.S. GOVERNMENT MONEY PORTOFLIO
                    Quarterly Schedule of Portfolio Holdings
                                  May 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-TST-QTR-1 05/09           Invesco Aim Advisors, Inc.

PREMIER PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2009
(Unaudited)

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY      AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
COMMERCIAL PAPER-64.62%(a)
ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-4.22%(b)(c)
   Amstel Funding Corp.                                                    2.25%  07/28/09   $      22,000   $     21,921,625
   Atlantis One Funding Corp.                                              0.43%  08/05/09          75,000         74,941,771
   Atlantis One Funding Corp.                                              0.40%  08/12/09          75,000         74,940,000
                                                                                                             ----------------
                                                                                                                  171,803,396
                                                                                                             ----------------
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-5.51%(b)
   Sheffield Receivables Corp.                                             0.30%  06/04/09          52,200         52,198,695
   Sheffield Receivables Corp.                                             0.34%  06/11/09          25,000         24,997,639
   Thames Asset Global Securitization No. 1, Inc. (c)                      0.30%  06/18/09         111,396        111,380,219
   Thames Asset Global Securitization No. 1, Inc. (c)                      0.60%  07/14/09          35,692         35,666,421
                                                                                                             ----------------
                                                                                                                  224,242,974
                                                                                                             ----------------
ASSET-BACKED SECURITIES - FULLY BACKED-2.09%(b)
   Straight-A Funding LLC-Series 1 (CEP-Federal Financing Bank)            0.25%  06/22/09          40,000         39,994,167
   Straight-A Funding LLC-Series 1 (CEP-Federal Financing Bank)            0.32%  07/24/09          35,000         34,983,511
   Straight-A Funding LLC-Series 1 (CEP-Federal Financing Bank)            0.43%  08/17/09          10,000          9,990,803
                                                                                                             ----------------
                                                                                                                   84,968,481
                                                                                                             ----------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED BANK-15.80%(b)
   Concord Minutemen Capital Co., LLC -Series A, (Multi CEP's-
      Liberty Hampshire Co., LLC; agent)                                   0.60%  07/21/09          79,000         78,934,167
   Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (c)                 0.61%  07/23/09         100,000         99,911,889
   Legacy Capital Co., LLC -Series A, (Multi CEP's-Liberty Hampshire
      Co., LLC; agent)                                                     1.05%  06/15/09          80,000         79,967,333
   Lexington Parker Capital Co., LLC (Multi CEP's-Liberty Hampshire
      Co., LLC; agent)                                                     0.85%  07/06/09         125,000        124,896,701
   Lexington Parker Capital Co., LLC (Multi CEP's-Liberty Hampshire
      Co., LLC; agent)                                                     0.85%  07/07/09          50,000         49,957,500
   Lexington Parker Capital Co., LLC (Multi CEP's-Liberty Hampshire
      Co., LLC; agent)                                                     0.80%  07/13/09          35,000         34,967,333
   LMA-Americas LLC (CEP-Credit Agricole S.A.) (c)                         0.50%  07/23/09          50,000         49,963,889
   Surrey Funding Corp. (CEP-Barclays Bank PLC)                            0.35%  06/03/09          25,000         24,999,514
   Variable Funding Capital Co., LLC (CEP-Wells Fargo Bank, N.A.)          0.36%  06/23/09         100,000         99,978,000
                                                                                                             ----------------
                                                                                                                  643,576,326
                                                                                                             ----------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-13.26%(b)
   Atlantic Asset Securitization, LLC                                      0.45%  07/20/09          50,000         49,969,375
   Atlantic Asset Securitization, LLC                                      0.44%  08/06/09          50,000         49,959,667
   Gemini Securitization Corp., LLC                                        0.32%  06/16/09          50,000         49,993,333
   Gemini Securitization Corp., LLC                                        0.50%  08/13/09          50,000         49,949,306
   Gemini Securitization Corp., LLC                                        0.52%  07/27/09         100,000         99,919,111
   Mont Blanc Capital Corp. (c)                                            0.40%  06/05/09         111,000        110,995,067
   Mont Blanc Capital Corp. (c)                                            0.34%  06/17/09          50,035         50,027,439
   Tulip Funding Corp. (c)                                                 0.56%  07/15/09          79,452         79,397,619
                                                                                                             ----------------
                                                                                                                  540,210,917
                                                                                                             ----------------
ASSET-BACKED SECURITIES - SECURITIES-1.72%(b)
   Aspen Funding Corp.                                                     0.65%  07/15/09          70,000         69,944,389
DIVERSIFIED BANKS-10.29% (c)
   ABN AMRO North America Finance Inc.                                     0.50%  07/24/09          25,000         24,981,597
   Banco Bilbao Vizcaya Argentaria, S.A.                                   1.21%  10/14/09         124,000        123,437,350
   Calyon North America Inc.                                               1.50%  09/16/09          40,000         39,821,667
   National Australia Funding Delaware Inc.                                0.54%  07/09/09          95,000         94,945,850
   Royal Bank of Scotland PLC                                              0.50%  07/31/09          83,000         82,930,833
   Societe Generale North America, Inc.                                    0.30%  06/16/09          53,050         53,043,369
                                                                                                             ----------------
                                                                                                                  419,160,666
                                                                                                             ----------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY      AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
LIFE & HEALTH INSURANCE-2.82%(b)
   Metlife Short Term Funding, LLC                                         0.85%  06/02/09   $      75,000   $     74,998,229
   Metlife Short Term Funding, LLC                                         0.60%  07/02/09          40,000         39,979,334
                                                                                                                  114,977,563
REGIONAL BANKS-8.91% (c)
   ANZ National (Int'l) Ltd. (b)                                           0.55%  07/17/09          48,100         48,066,196
   Banque et Caisse d'Epargne de l'Etat                                    0.29%  07/14/09         107,000        106,962,936
   CBA (Delaware) Finance, Inc.                                            0.71%  06/15/09          50,000         49,986,292
   CBA (Delaware) Finance, Inc.                                            0.36%  08/18/09          50,000         49,961,000
   Westpac Banking Corp. (b)                                               0.33%  08/10/09          33,000         32,978,825
   Westpac Banking Corp. (b)                                               0.57%  08/28/09          75,000         74,895,500
                                                                                                             ----------------
                                                                                                                  362,850,749
                                                                                                             ----------------
      Total Commercial Paper (Cost $2,631,735,461)                                                              2,631,735,461
                                                                                                             ----------------
CERTIFICATES OF DEPOSIT-25.87%
   Banco Bilbao Vizcaya Argentaria, S.A.                                   0.85%  07/15/09          50,000         50,000,609
   Banco Bilbao Vizcaya Argentaria, S.A.                                   1.23%  09/21/09          25,000         25,000,773
   BNP Paribas                                                             1.74%  06/18/09          48,500         48,500,227
   BNP Paribas                                                             1.23%  09/28/09          50,000         50,001,642
   BNP Paribas (United Kingdom) (c)                                        1.20%  07/29/09          50,000         50,000,801
   Caylon                                                                  1.84%  06/29/09          25,000         25,000,193
   Caylon                                                                  1.30%  07/29/09          50,000         50,000,000
   Caylon                                                                  1.41%  08/11/09          25,000         25,000,489
   Commonwealth Bank of Australia                                          0.61%  06/26/09          75,000         75,000,520
   Lloyds TSB Bank PLC                                                     0.61%  07/15/09          50,000         50,006,713
   National Australia Bank Ltd.                                            0.51%  07/22/09          75,000         75,001,061
   Rabobank Nederland                                                      0.95%  10/14/09          50,000         50,000,000
   Rabobank Nederland (d)                                                  1.43%  03/12/10          50,000         50,000,000
   Royal Bank of Canada (d)                                                1.52%  12/16/09          50,000         50,000,000
   Royal Bank of Scotland PLC (d)                                          0.71%  08/06/09         100,000        100,000,000
   Societe Generale                                                        0.88%  08/20/09          50,000         50,000,000
   Toronto-Dominion Bank                                                   2.05%  06/16/09          25,000         25,000,103
   Toronto-Dominion Bank                                                   0.95%  09/30/09          75,000         75,002,509
   Toronto-Dominion Bank                                                   1.00%  09/30/09          30,000         30,000,000
   Toronto-Dominion Bank                                                   1.90%  10/02/09          25,000         25,000,842
   Toronto-Dominion Bank                                                   1.40%  12/11/09          75,000         75,000,000
                                                                                                             ----------------
      Total Certificates of Deposit (Cost $1,053,516,482)                                                       1,053,516,482
                                                                                                             ----------------
TIME DEPOSITS-4.03%(c)
   Rabobank Nederland (Cayman Islands)                                     0.20%  06/01/09          50,000         50,000,000
   Royal Bank of Canada (Cayman Islands)                                   0.19%  06/01/09          14,042         14,041,855
   Societe Generale (Cayman Islands) (e)                                   0.19%  06/01/09         100,000        100,000,000
                                                                                                             ----------------
      Total Time Deposits (Cost $164,041,855)                                                                     164,041,855
                                                                                                             ----------------
MEDIUM-TERM NOTES-2.45%(d)
   ING Bank N.V., Sr. Unsec. Floating Rate MTN (b)(c)                      1.62%  09/16/09          50,000         50,000,000
   Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate MTN                    0.82%  09/08/09          50,000         50,000,000
                                                                                                             ----------------
      Total Medium-Term Notes (Cost $100,000,000)                                                                 100,000,000
                                                                                                             ----------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.22%
FEDERAL HOME LOAN BANK (FHLB)-1.22%(d)
   Unsec. Floating Rate
      (Cost $50,000,000)                                                   0.33%  05/21/10          50,000         50,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY      AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
VARIABLE RATE DEMAND NOTE-0.39%(f)
LETTER OF CREDIT ENHANCED-0.39%(g)
   Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds
      (LOC-Well Fargo Bank, N.A.)
      (Cost $15,875,000)                                                   0.50%  10/01/33   $      15,875   $     15,875,000
                                                                                                             ----------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-98.59%
   (Cost $4,015,168,798)                                                                                        4,015,168,798
                                                                                                             ----------------

                                                                                              REPURCHASE
                                                                                                AMOUNT
                                                                                             -------------
REPURCHASE AGREEMENTS-1.38%(h)
   BNP Paribas Securities Corp., Joint agreement dated 05/29/09, aggregate maturing value $150,005,250 (collateralized by
      Corporate obligations valued at $157,500,000; 0%-6.50%,
      11/25/35-08/27/37) (c)
      (Cost $56,000,000)                                                   0.42%  06/01/09      56,001,960        56,000,000
                                                                                                             ----------------
TOTAL INVESTMENTS-99.96% (Cost $4,071,168,798)(i)(j)                                                            4,071,168,798
                                                                                                             ----------------
OTHER ASSETS LESS LIABILITIES-0.04%                                                                                 1,429,838
                                                                                                             ----------------
NET ASSETS-100.00%                                                                                           $  4,072,598,636
                                                                                                             ================

Investment Abbreviations:

CEP    -- Credit Enhancement Provider
LOC    -- Letter of Credit
MTN    -- Medium-Term Notes
Sr.    -- Senior
Unsec. -- Unsecured
VRD    -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2009 was $288,871,354, which represented 7.09% of the Fund's Net Assets.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Netherlands: 11.3%; United Kingdom: 9.9%; Australia: 8.6%; other countries less than 5% each: 14.6%.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2009.

(e) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2009.

(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)  Principal amount equals value at period end. See Note 1F.

(i)  Also represents cost for federal income tax purposes.

(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                           Percentage
--------                           ----------
Toronto-Dominion Bank                 5.6%
Lexington Parker Capital Co. LLC      5.2
BNP Paribas Bank PLC                  5.0

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2009
(Unaudited)

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY      AMOUNT
                                                                         RATE       DATE         (000)           VALUE
                                                                       --------   --------   -------------   --------------
MUNICIPAL OBLIGATIONS-96.56%
ALABAMA-2.59%
   Gardendale (City of) (Forest Ridge Apartments); Series 2002 B,
      Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)           0.50%  10/01/32   $       3,783   $    3,783,000
   Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts.
      (LOC-Branch Banking & Trust Co.) (a)(b)                              0.52%  07/01/15           3,120        3,120,000
   Tuscaloosa (City of) Health Care Authority (Pine Valley, LLC);
      Series 2004, Ref. VRD Retirement Center RB (LOC-Royal Bank of
      Canada) (a)(b)(c)                                                    0.49%  09/01/14           2,275        2,275,000
                                                                                                             --------------
                                                                                                                  9,178,000
                                                                                                             --------------
ALASKA-1.91%
   Alaska (State of) Industrial Development & Export Authority
      (Providence Health System); Series 2003 C, RB                        5.00%  10/01/09             750          759,399
   Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.);
      Series 1999 D, VRD RB (a)(d)(e)                                      0.46%  06/01/49           6,000        6,000,000
                                                                                                             --------------
                                                                                                                  6,759,399
                                                                                                             --------------
ARIZONA-0.13%
   Maricopa (County of) Industrial Development Authority (San
      Fernando Arts); Series 2004 A, VRD MFH RB (CEP-Federal
      National Mortgage Association) (a)(f)                                0.55%  05/15/37             445          445,000
CALIFORNIA-0.34%
   Shafter (City of) Industrial Development Authority (Building
      Materials Manufacturing Corp.); Series 1999, VRD IDR
      (LOC-Citibank, N.A.) (a)(b)(e)(f)                                    2.90%  06/01/29           1,220        1,220,000
COLORADO-4.23%
   Colorado (State of) Health Facilities Authority (Arapahoe House);
      Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)            0.46%  04/01/24           1,200        1,200,000
   Colorado (State of) Health Facilities Authority (Catholic Health
      Initiatives); Series 2008 C-4, RB                                    3.75%  11/10/09             900          908,866
   Colorado (State of) Health Facilities Authority (Crossroads);
      Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                   0.38%  11/01/28           2,500        2,500,000
   Colorado (State of) Housing and Finance Authority (Genesis
      Innovations, LLC and Saddlenotch, LLC); Series 2001, Economic
      Development VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(f)         1.50%  09/01/21             175          175,000
   EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH
      RB (LOC-U.S. Bank, N.A.) (a)(b)                                      0.39%  07/01/21           4,880        4,880,000
   Meridian Ranch Metropolitan District; Series 2009, Ref. VRD
      Limited Tax GO (LOC-U.S. Bank, N.A.) (a)(b)                          0.39%  12/01/38           2,135        2,135,000
   Southglenn Metropolitan District; Series 2007, VRD Special RB
      (LOC-BNP Paribas) (a)(b)(c)                                          0.39%  12/01/30           3,170        3,170,000
                                                                                                             --------------
                                                                                                                 14,968,866
                                                                                                             --------------
DELAWARE-1.04%
   Kent (County of) (The Charter School, Inc.); Series 2002, VRD RB
      (LOC-Wells Fargo Bank, N.A.) (a)(b)                                  0.50%  11/01/22           3,665        3,665,000
FLORIDA-0.09%
   Boca Raton (City of); Series 2009, Ref. Water and Sewer RB              4.00%  10/01/09             305          308,274
GEORGIA-3.71%
   Atlanta (City of) Housing Authority (Villages of East Lake Phase
      II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)
      (a)(b)(e)(f)                                                         0.60%  01/01/29           1,400        1,400,000
   DeKalb (County of) Development Authority (Atlanta Jewish
      Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo,
      N.A.) (a)(b)                                                         0.50%  08/01/21           1,105        1,105,000
   Fulton (County of) Development Authority (Bridgeway Foundation
      for Education, Inc.); Series 2000, VRD Educational Facilities
      RB (LOC-Wells Fargo Bank, N.A.) (a)(b)                               0.50%  06/01/15           1,480        1,480,000
   Fulton (County of) Development Authority (Southside Medical
      Center, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank,
      N.A.) (a)(b)                                                         0.50%  06/01/17           4,305        4,305,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY      AMOUNT
                                                                         RATE       DATE         (000)           VALUE
                                                                       --------   --------   -------------   --------------
GEORGIA-(CONTINUED)
   Marietta (City of) Housing Authority (Wood Knoll Apartments);
      Series 1994, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage
      Corp.) (a)                                                           0.44%  07/01/24   $       1,200   $    1,200,000
   Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.);
      Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)              0.50%  11/01/27           1,660        1,660,000
   Tallapoosa (City of) Development Authority (United States Can
      Co.); Series 1994, Ref. VRD IDR (LOC-Deutsche Bank A.G.)
      (a)(b)(c)                                                            0.85%  02/01/15           2,000        2,000,000
                                                                                                             --------------
                                                                                                                 13,150,000
                                                                                                             --------------
IDAHO-0.57%
   Custer (County of) (Standard Oil Co.); Series 1983, VRD PCR (c)         0.75%  10/01/09           2,000        2,000,000
ILLINOIS-9.60%
   Arcola (City of) (Herff Jones, Inc.) Series 1994, VRD IDR
      (LOC-PNC Bank, N.A.) (a)(b)(e)(f)                                    0.70%  06/01/19           3,500        3,500,000
   Aurora (City of), Kane, Dupage, Will & Kendall (Counties of)
      (Diamond Envelope Corp.); Series 2007, VRD IDR (LOC-Bank of
      America, N.A.) (a)(b)(f)                                             0.60%  12/01/21           5,000        5,000,000
   Chicago (City of) (Churchview Supportive Living Facility); Series
      2003, VRD MFH RB (LOC-Harris N.A.) (a)(b)(e)(f)                      0.79%  03/01/33           3,000        3,000,000
   East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.);
      Series 1997, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(f)       1.50%  06/01/27           1,210        1,210,000
   Fox Valley Park District; Series 2009, Unlimited Tax GO                 2.50%  12/15/09             700          704,697
   Illinois (State of) Development Finance Authority (Cloverhill
      Pastry Vend Corp.); Series 1993, VRD IDR (LOC-JPMorgan Chase
      Bank, N.A.) (a)(b)(f)                                                2.14%  12/01/13           1,690        1,690,000
   Illinois (State of) Development Finance Authority (Little City
      Foundation); Series 1994, VRD Special Facility RB (LOC-Bank of
      America, N.A.) (a)(b)                                                0.48%  02/01/19           4,290        4,290,000
   Illinois (State of) Development Finance Authority (The Teachers
      Academy for Mathematics & Science); Series 2001, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                               0.85%  02/01/21           2,080        2,080,000
   Illinois (State of) Development Finance Authority (West Central
      Illinois Educational Telecommunications Corp.); Series 2002,
      VRD RB (LOC-Bank of America, N.A.) (a)(b)                            0.44%  09/01/32           3,320        3,320,000
   Illinois (State of) Finance Authority (Advocate Health Care
      Network); Series 2008 A-2, VRD RB (a)                                0.75%  11/01/30             750          750,000
   Illinois (State of) Finance Authority (Joan W. & Irving B. Harris
      Theater for Music and Dance); Series 2005, VRD RB (LOC-Bank of
      America, N.A.) (a)(b)                                                0.48%  03/01/40           3,050        3,050,000
   Illinois (State of) Finance Authority (Metform, LLC); Series
      2004, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(f)                  1.50%  05/01/14             250          250,000
   Illinois (State of) Finance Authority (Sunshine Through Golf
      Foundation); Series 2004 A, VRD RB (CEP-Federal Home Loan
      Bank of Chicago) (a)                                                 0.35%  11/01/24           2,100        2,100,000
   Illinois (State of) Housing Development Authority (Danbury Court
      Apartments); Series 2004 B, VRD MFH RB (CEP-Federal Home Loan
      Bank of Indianapolis) (a)(f)                                         0.60%  12/01/39             990          990,000
   Romeoville (Village of) (Metropolitan Industries, Inc.); Series
      1997, VRD IDR (LOC-Harris N.A.) (a)(b)(f)                            0.79%  04/01/22           1,750        1,750,000
   Savanna (City of) (Metform Corp.); Series 1994 B, VRD IDR
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(f)                            1.50%  06/01/09             300          300,000
                                                                                                             --------------
                                                                                                                 33,984,697
                                                                                                             --------------
INDIANA-8.84%
   Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD
      Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)(f)               3.50%  12/01/23           1,225        1,225,000
   Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.);
      Series 1998, VRD Economic Development RB (LOC-JPMorgan Chase
      Bank, N.A.) (a)(b)                                                   0.85%  12/01/18           1,600        1,600,000
   Huntington (City of) (Huntington University, Inc.); Series 2007,
      Ref. VRD Economic Development Revenue and Improvement Bonds
      (LOC-PNC Bank, N.A.) (a)(b)                                          0.49%  08/01/37           6,800        6,800,000
   Indiana (State of) Development Finance Authority (Youth
      Opportunity Center, Inc.); Series 1998, VRD Educational
      Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                 0.85%  01/01/24           4,300        4,300,000
      Series 1999, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)          0.85%  01/01/29           1,300        1,300,000
   Indiana (State of) Health Facility Financing Authority (Capital
      Access Designated Pool); Series 2000, VRD RB (LOC-PNC Bank,
      N.A.) (a)(b)                                                         0.45%  01/01/20             600          600,000
   Indiana (State of) Health Facility Financing Authority (Stone
      Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
      N.A.) (a)(b)                                                         0.85%  02/01/25           2,295        2,295,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY      AMOUNT
                                                                         RATE       DATE         (000)           VALUE
                                                                       --------   --------   -------------   --------------
INDIANA-(CONTINUED)
   Indiana (State of) Housing Finance Authority (Pedcor
      Investments-Cumberland Crossing Apartments Development);
      Series 1997 M-B, VRD MFH RB (CEP-Federal Home Loan Bank of
      Indianapolis) (a)(f)                                                 0.83%  01/01/29   $         723   $      723,000
   Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic
      Development RB (LOC-Harris N.A.) (a)(b)(f)                           0.79%  03/01/22           1,840        1,840,000
   Kokomo (City of) (Village Community Partners IV, L.P.); Series
      1995, VRD Economic Development RB (LOC-Federal Home Loan Bank
      of Indianapolis) (a)(b)(f)                                           0.73%  06/01/30           1,140        1,140,000
   La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref.
      VRD Economic Development RB (LOC-Harris N.A.) (a)(b)(f)              0.79%  11/01/18           2,130        2,130,000
   Noblesville (City of) (Princeton Lakes Apartments);
      Series 2003 A, VRD Economic Development RB (LOC-Bank of
         America, N.A.) (a)(b)(f)                                          0.60%  06/01/38           5,669        5,669,000
      Series 2003 B, VRD Economic Development RB (CEP-Federal Home
         Loan Bank of Indianapolis) (a)(f)                                 0.60%  06/01/38           1,072        1,072,000
   Portage (City of) (Pedcor Investments-Port Crossing III
      Apartments); Series 1995 B, VRD Economic Development RB
      (CEP-Federal Home Loan Bank of Indianapolis) (a)(f)                  0.84%  08/01/30             615          615,000
                                                                                                             --------------
                                                                                                                 31,309,000
                                                                                                             --------------
IOWA-1.00%
   Iowa (State of) Finance Authority (M. H. Eby, Inc.); Series 2005,
      VRD RB (LOC-PNC Bank, N.A.) (a)(b)(f)                                0.85%  11/01/25           1,985        1,985,000
   Iowa (State of) Finance Authority (YMCA and Rehabilitation
      Center); Series 2000, VRD RB (LOC-Bank of America,
      N.A.) (a)(b)                                                         0.40%  04/01/25             750          750,000
   Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC-Bank of
      America, N.A.) (a)(b)(f)                                             0.65%  07/01/16             800          800,000
                                                                                                             --------------
                                                                                                                  3,535,000
                                                                                                             --------------
KANSAS-1.80%
   Kansas (State of) Development Finance Authority (Oak Ridge Park
      Phase I Apartments) Series 2009 D, Ref. VRD MFH RB
      (CEP-Federal Home Loan Mortgage Corp.) (a)(e)(f)                     0.45%  04/01/44           5,190        5,190,000
   Shawnee (City of) (Simmons Co.); Series 1996, Private Activity
      VRD RB (LOC-Deutsche Bank A.G.) (a)(b)(c)(e)(f)                      0.67%  12/01/16           1,190        1,190,000
                                                                                                             --------------
                                                                                                                  6,380,000
                                                                                                             --------------
KENTUCKY-0.41%
   Kentucky (State of) Rural Economic Development Authority (P.B.
      & S. Chemical Co., Inc.); Series 1990, VRD RB (LOC-Bank of
      America, N.A.) (a)(b)(e)(f)                                          1.04%  09/01/10             200          200,000
   Kentucky (State of) Rural Water Finance Corp.; Series 2009 B-1,
      Public Construction RN                                               2.00%  03/01/10           1,250        1,257,446
                                                                                                             --------------
                                                                                                                  1,457,446
                                                                                                             --------------
LOUISIANA-0.54%
   Jefferson (Parish of) Hospital Service District No. 2 (East
      Jefferson General Hospital); Series 2004, Ref. VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                               0.85%  07/01/09           1,910        1,910,000
                                                                                                             --------------
MAINE-0.25%
   Gorham (Town of) (Pettingill Group, LLC) Series 2004, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)(f)                                0.70%  04/01/24             875          875,000
                                                                                                             --------------
MARYLAND-0.43%
   Baltimore (County of) (Republic Services, Inc.); Series 2000,
      Economic Development VRD RB (LOC-Bank of America, N.A.)
      (a)(b)(f)                                                            0.60%  09/01/20           1,180        1,180,000
   Queen Anne's (County of) (Safeway Inc.); Series 1994, Ref. VRD
      Economic Development RB (LOC-Deutsche Bank A.G.) (a)(b)(c)           3.10%  12/01/09             350          350,000
                                                                                                             --------------
                                                                                                                  1,530,000
                                                                                                             --------------
MASSACHUSETTS-0.57%
   Massachusetts (State of) Development Finance Agency
      (MassDevelopment CP Program 5 Issue); Series 2007, Commercial
      Paper RN (LOC-TD Bank, N.A.) (b)                                     0.65%  07/07/09           2,000        2,000,000
                                                                                                             --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY      AMOUNT
                                                                         RATE       DATE         (000)           VALUE
                                                                       --------   --------   -------------   --------------
MICHIGAN-3.85%
   Michigan (State of) Higher Education Facilities Authority (Calvin
      College); Series 2007 A, Ref. VRD Limited Obligation RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                               0.39%  09/01/37   $       3,500   $    3,500,000
   Michigan (State of) Housing Development Authority (Berrien Woods
      III Apartments); Series 2000 B, VRD MFH RB (CEP-Federal Home
      Loan Bank of Indianapolis) (a)(f)                                    0.84%  07/01/32             250          250,000
   Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD
      Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)(f)                                                            1.50%  08/01/28             300          300,000
   West Bloomfield School District; Series 2000, Unlimited Tax GO
      School Building and Sites Bonds (g)(h)                               5.70%  05/01/10             650          679,593
   West Shore Medical Center; Series 2001, VRD Health Facilities RB
      (LOC-PNC Bank, N.A.) (a)(b)                                          0.80%  04/01/22           8,890        8,890,000
                                                                                                             --------------
                                                                                                                 13,619,593
                                                                                                             --------------
MINNESOTA-1.27%
   Minnesota (State of) Rural Water Finance Authority;
      Series 2009, Public Construction RN                                  2.25%  05/01/10           1,000        1,011,349
      Series 2008, Public Construction RN                                  2.75%  06/01/09             800          800,000
   Winona (City of) Port Authority (Bay State Milling Co.); Series
      2001A, Ref. VRD IDR (LOC-Harris N.A.) (a)(b)(f)                      0.79%  06/01/11           2,700        2,700,000
                                                                                                             --------------
                                                                                                                  4,511,349
                                                                                                             --------------
MISSISSIPPI-1.13%
   Jackson (County of); Series 1994, Ref. Unlimited Tax VRD Water
      System GO (CEP-Chevron Corp.) (a)                                    0.60%  11/01/24           1,500        1,500,000
   Mississippi (State of) Business Finance Corp. (Chevron U.S.A.
      Inc.); Series 2007 B, VRD IDR (a)                                    0.70%  12/01/30           2,500        2,500,000
                                                                                                             --------------
                                                                                                                  4,000,000
                                                                                                             --------------
MISSOURI-4.37%
   Springfield (City of) Industrial Development Authority
      (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB
      (CEP-Federal Home Loan Bank of Des Moines) (a)                       0.50%  12/01/19           3,520        3,520,000
   St. Charles (County of) Industrial Development Authority (Sun
      River Village Apartments); Series 1985, VRD IDR (LOC-Wells
      Fargo Bank, N.A.) (a)(b)                                             0.44%  12/01/27           8,000        8,000,000
   St. Louis (County of) Industrial Development Authority (Schnuck
      Markets, Inc. Kirkwood); Series 1985, VRD IDR (LOC-U.S.
      Bank, N.A.) (a)(b)(e)                                                0.45%  12/01/15           3,950        3,950,000
                                                                                                             --------------
                                                                                                                 15,470,000
                                                                                                             --------------
NEVADA-0.28%
   Nevada (State of) Housing Division (Golden Apartments); Series
      2007, VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)(f)       0.90%  10/01/37           1,000        1,000,000
NEW HAMPSHIRE-1.73%
   New Hampshire (State of) Business Finance Authority (Foundation
      for Seacoast Health); Series 1998 A, VRD (LOC-Bank of America,
      N.A.) (a)(b)                                                         0.50%  06/01/28           4,250        4,250,000
   New Hampshire (State of) Business Finance Authority (Keeney
      Manufacturing Co., Inc.); Series 1999, VRD IDR (LOC-Bank of
      America, N.A.) (a)(b)(e)(f)                                          0.67%  11/01/19           1,880        1,880,000
                                                                                                             --------------
                                                                                                                  6,130,000
                                                                                                             --------------
NEW MEXICO-0.11%
   Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR
      (LOC-Bank of America, N.A.) (a)(b)(e)(f)                             0.65%  06/01/18             400          400,000
                                                                                                             --------------
NORTH CAROLINA-3.25%
   Cabaruss (County of) Industrial Facilities and Pollution Control
      Financing Authority (Cannon Memorial YMCA); Series 2002, VRD
      Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)       0.50%  08/01/23           1,680        1,680,000
   Mecklenburg (County of) Industrial Facilities and Pollution
      Control Financing Authority (Southern Steel Co., LLC); Series
      2002, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(f)                 0.60%  03/02/15           2,975        2,975,000
   North Carolina (State of) Capital Facilities Finance Agency
      (Montessori School of Raleigh, Inc.); Series 2003, VRD RB
      (LOC-Wells Fargo Bank, N.A.) (a)(b)                                  0.50%  10/01/17           1,595        1,595,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY      AMOUNT
                                                                         RATE       DATE         (000)           VALUE
                                                                       --------   --------   -------------   --------------
NORTH CAROLINA-(CONTINUED)
   North Carolina (State of) Housing Finance Agency (The Masonic
      Home for Children at Oxford); Series 2002, VRD RB (LOC-Bank of
      America, N.A.) (a)(b)                                                0.50%  08/01/23   $       1,920   $    1,920,000
   North Carolina (State of) Medical Care Commission (Depaul
      Community Facilities, Inc.); Series 1999, First Mortgage
      Health Care Facilities RB (g)(h)                                     7.63%  11/01/09           2,000        2,077,816
   North Carolina (State of) Medical Care Commission (The McDowell
      Hospital, Inc.); Series 1999, Ref. VRD Hospital RB
      (LOC-Wells Fargo Bank, N.A.) (a)(b)                                  0.50%  05/15/16           1,255        1,255,000
                                                                                                             --------------
                                                                                                                 11,502,816
                                                                                                             --------------
NORTH DAKOTA-0.75%
   Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial
      Development RB (LOC-U.S. Bank N.A.) (a)(b)                           0.48%  12/01/14           2,655        2,655,000
OHIO-11.46%
   Beavercreek (City of) City School District; Series 2009, School
      Improvement BAN                                                      2.00%  08/18/09           1,250        1,253,623
   Cleveland (City of) Municipal School District; Series 2008,
      School Improvement BAN                                               2.50%  09/30/09           2,000        2,008,892
   Columbus (City of) City School District; Series 2009 A, School
      Facilities Construction & Improvement BAN                            2.00%  08/13/09           1,250        1,253,264
   Cuyahoga (County of) (Judson Retirement Community); Series 2000,
      Ref. VRD Health Care Facilities RB (LOC-PNC Bank, N.A.) (a)(b)       0.67%  11/15/19             370          370,000
   Dublin (City of) City School District; Series 2009, School
      Construction BAN                                                     2.00%  10/15/09             750          753,763
   Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD
      MFH RB (CEP-Federal Home Loan Bank of Indianapolis) (a)(e)(f)        0.70%  01/01/34             370          370,000
   Lucas (County of) (ProMedica Healthcare System);
      Series 2008 A, VRD Hospital RB (LOC-UBS A.G.) (a)(b)(c)              0.42%  11/15/34          20,000       20,000,000
      Series 2008 B, VRD Hospital RB (LOC-UBS A.G.) (a)(b)(c)              0.42%  11/15/40          10,955       10,955,000
   Ohio (State of) Higher Educational Facility Commission (Case
      Western Reserve University); Series 2008, Commercial Paper RN        0.65%  06/04/09           2,100        2,100,000
   Vandalia-Butler City School District; Series 2009 A, School
      Improvement BAN                                                      1.50%  03/01/10           1,500        1,508,359
                                                                                                             --------------
                                                                                                                 40,572,901
                                                                                                             --------------
OKLAHOMA-0.23%
   Oklahoma (State of) Development Finance Authority (Capital Dome);
      Series 2001, VRD RB (LOC-Bank of America, N.A.) (a)(b)               0.49%  06/01/11             800          800,000
                                                                                                             --------------
OREGON-0.18%
   Marion (County of) Housing Authority (Residence at Marion
      Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(f)        0.63%  07/01/27             630          630,000
                                                                                                             --------------
PENNSYLVANIA-7.30%
   Chester (County of) Health and Education Facilities Authority
      (Simpson Meadows); Series 2000, VRD RB (LOC-Wells Fargo Bank,
      N.A.) (a)(b)                                                         0.50%  10/01/30           1,845        1,845,000
   Moon (Township of) Industrial Development Authority (Providence
      Point); Series 2007, First Mortgage RB (LOC-Lloyds TSB Bank
      PLC) (a)(b)(c)                                                       0.43%  07/01/38          16,000       16,000,000
   Pennsylvania (State of) Economic Development Financing Authority
      (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC
      Bank, N.A.) (a)(b)                                                   0.44%  12/01/25             600          600,000
   Pennsylvania (State of) Economic Development Financing Authority
      (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB
      (LOC-PNC Bank, N.A.) (a)(b)                                          0.44%  08/01/22             425          425,000
   Pennsylvania (State of) Economic Development Financing Authority
      (Moshannon Valley Economic Development Partnership, Inc.);
      Series 2003 A1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(f)                1.05%  04/01/17             525          525,000
   Pennsylvania (State of) Economic Development Financing Authority
      (Philadelphia Area Independent School Business Officers
      Association Financing Program-The Crefeld School); Series
      2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)                         0.44%  12/01/26             575          575,000
   Pennsylvania (State of) Economic Development Financing Authority
      (The Herr Group); Series 2000 H7, VRD RB (LOC-PNC Bank, N.A.)
      (a)(b)(f)                                                            1.05%  12/01/21             600          600,000
   Pennsylvania (State of) Economic Development Financing Authority
      (The Kingsley Association); Series 2006 B1, VRD RB (LOC-PNC
      Bank, N.A.) (a)(b)                                                   0.44%  08/01/26             400          400,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY      AMOUNT
                                                                         RATE       DATE         (000)           VALUE
                                                                       --------   --------   -------------   --------------
PENNSYLVANIA-(CONTINUED)
   Pennsylvania (State of) Economic Development Financing Authority
      (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC
      Bank, N.A.) (a)(b)(f)                                                0.59%  08/01/35   $         660   $      660,000
   Pennsylvania (State of) Economic Development Financing Authority
      (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank,
      N.A.) (a)(b)(f)                                                      1.05%  12/01/26             625          625,000
   Pennsylvania (State of) Higher Educational Facilities Authority
      (Association of Independent Colleges & Universities of
      Pennsylvania Financing Program-Mount Aloysius College); Series
      1998 C3, VRD RB (LOC-PNC Bank, N.A.) (a)(b)                          0.49%  11/01/18           1,000        1,000,000
   Philadelphia (City of) Authority for Industrial Development (1100
      Walnut Associates); VRD Commercial Development RB (LOC-PNC
      Bank, N.A.) (a)(b)                                                   0.70%  12/01/14           2,100        2,100,000
   Philadelphia (City of) Redevelopment Authority (The Presbyterian
      Home at 58th Street); Series 1998, VRD (LOC-Wells Fargo Bank,
      N.A.) (a)(b)                                                         0.50%  07/01/28             495          495,000
                                                                                                             --------------
                                                                                                                 25,850,000
                                                                                                             --------------
SOUTH CAROLINA-0.71%
   South Carolina (State of) Jobs-Economic Development Authority
      (Family YMCA of Greater Florence); Series 2000, VRD RB
      (LOC-Wells Fargo Bank, N.A.) (a)(b)                                  0.50%  06/01/15           1,500        1,500,000
   South Carolina (State of) Jobs-Economic Development Authority
      (National Council of Examiners for Engineering and Surveying);
      Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)              0.50%  11/01/18           1,010        1,010,000
                                                                                                             --------------
                                                                                                                  2,510,000
                                                                                                             --------------
TENNESSEE-0.18%
   Nashville (City of) & Davidson (County of) Metropolitan
      Government Industrial Development Board (L & S, LLC); Series
      2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(f)               0.60%  03/01/26             650          650,000
                                                                                                             --------------
TEXAS-8.21%
   Arlington (City of); Series 2005 A, GO Commercial Paper Notes           1.00%  06/08/09           2,000        2,000,000
   Crawford (City of) Education Facilities Corp. (Central Houston
      Parking LLC-University Parking System); Series 2004 A, Ref.
      VRD RB (LOC-BNP Paribas) (a)(b)(c)                                   1.05%  05/01/35           5,000        5,000,000
   Fort Bend (County of); Series 2009, Ref. Limited Tax GO Bonds           4.00%  03/01/10             205          209,754
   Garland (City of); Series 2008, GO Commercial Paper Notes               0.70%  07/07/09           1,500        1,500,000
   Harris (County of) Metropolitan Transportation Authority;
      Series 2008 A, Sales & Use Tax Commercial Paper RN
      (LOC-JPMorgan Chase Bank, N.A., Compass Bank) (b)                    0.68%  06/25/09             500          500,000
      Series 2008 A, Sales & Use Tax Commercial Paper RN
         (LOC-JPMorgan Chase Bank, N.A., Compass Bank) (b)                 0.70%  06/25/09           3,000        3,000,000
   Hockley (County of) Industrial Development Corp. (Amoco Corp.);
      Series 1985, VRD PCR (a)(c)                                          0.72%  11/01/19           1,400        1,400,000
      Series 1983, VRD PCR (a)(c)                                          0.75%  09/01/09           1,750        1,750,211
   Houston (City of) Higher Education Finance Corp. (Tierwester Oaks
      & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank
      of New York Mellon) (a)(b)                                           1.10%  03/01/33           4,800        4,800,000
   JPMorgan PUTTERs (Houston Community College System); Series
      2009-3356, VRD Limited Tax GO (a)(d)(e)                              0.59%  02/15/12           3,505        3,505,000
   Mesquite (City of) Industrial Development Corp. (Championship
      Rodeo, L.P.); Series 1995, Ref. VRD IDR (LOC-JPMorgan Chase
      Bank, N.A.) (a)(b)                                                   2.85%  12/01/10             510          510,000
   San Antonio (City of); Series 2008 A, Ref. Electric and Gas
      Systems RB                                                           5.50%  02/01/10             550          566,374
   Texas (State of); Series 2008, TRAN                                     3.00%  08/28/09           2,000        2,006,500
   Travis (County of); Series 2008, Limited Tax GO Ctfs.                   3.25%  03/01/10             900          916,828
   Tyler (City of) Independent School District; Series 2005 A, Ref.
      Unlimited Tax GO                                                     3.50%  02/15/10           1,000        1,018,909
   University of Texas; Series 2004 B, Ref. Financing System RB            5.00%  08/15/09             380          383,517
                                                                                                             --------------
                                                                                                                 29,067,093
                                                                                                             --------------
VERMONT-4.65%
   Vermont (State of) Economic Development Authority (Wake Robin
      Corp.); Series 2006 B, VRD Mortgage RB (LOC-Lloyds TSB Bank
      PLC) (a)(b)(c)                                                       0.50%  05/01/29          16,455       16,455,000
                                                                                                             --------------
VIRGINIA-1.72%
   Campbell (County of) Industrial Development Authority
      (Georgia-Pacific Corp.); Series 1994, VRD Solid Waste Disposal
      Facility RB (LOC-Bank of America, N.A.) (a)(b)(f)                    1.00%  12/01/19             600          600,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY      AMOUNT
                                                                         RATE       DATE         (000)           VALUE
                                                                       --------   --------   -------------   --------------
VIRGINIA-(CONTINUED)
   Fairfax (County of) Industrial Development Authority (Inova
      Health System Foundation); Series 2009 A, Health Care RB             3.00%  05/15/10   $         470   $      480,482
   Montgomery (County of) Industrial Development Authority (Virginia
      Tech Foundation); Series 2009 A, Commercial Paper RB                 0.55%  06/12/09           2,000        2,000,000
      Series 2009 A, Commercial Paper RB                                   0.65%  06/12/09           1,500        1,500,000
   Norfolk (City of) Redevelopment and Housing Authority (Meredith
      Realty Ghent Properties, LLC); Series 2000, Ref. VRD MFH RB
      (LOC-Wells Fargo Bank, N.A.) (a)(b)                                  0.50%  01/01/21           1,490        1,490,000
                                                                                                             --------------
                                                                                                                  6,070,482
                                                                                                             --------------
WASHINGTON-4.45%
   Lake Tapps Parkway Properties;
      Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(b)           0.51%  12/01/19          11,275       11,275,000
      Series 1999 B, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(b)           0.51%  12/01/19           3,100        3,100,000
   Washington (State of) Housing Finance Commission (Boardwalk
      Apartments); Series 1998 A, VRD MFH RB (CEP-Federal National
      Mortgage Association) (a)(f)                                         0.45%  09/01/28             600          600,000
   Washington (State of) Housing Finance Commission (Sherwood
      Springs Apartments); Series 1997 A, VRD MFH RB (LOC-U.S.
      Bank, N.A.) (a)(b)(f)                                                0.63%  09/01/27             785          785,000
                                                                                                             --------------
                                                                                                                 15,760,000
                                                                                                             --------------
WEST VIRGINIA-0.14%
   Keyser (City of) (Keyser Associates); Ref. VRD IDR (LOC-PNC Bank,
      N.A.) (a)(b)(e)                                                      0.44%  07/01/14             500          500,000
                                                                                                             --------------
WISCONSIN-1.27%
   Marathon (County of); Series 2009 A, Unlimited Tax Promissory GO        2.50%  12/01/09           1,000        1,008,755
   Wisconsin (State of) Health & Educational Facilities Authority
      (Three Pillars Senior Living Communities); Series 2004 B, VRD
      RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                            0.50%  08/15/34           1,615        1,615,000
   Wisconsin (State of) Health & Educational Facilities Authority
      (Valley Packaging Industries, Inc.); Series 2005, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                               0.85%  07/01/35           1,210        1,210,000
   Wisconsin (State of); Series 1998 B, Transportation RB (g)(h)           5.00%  07/01/09             650          652,302
                                                                                                             --------------
                                                                                                                  4,486,057
                                                                                                             --------------
WYOMING-1.27%
   Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. PCR
      (LOC-Barclays Bank PLC) (a)(b)(c)                                    0.35%  01/01/18           4,500        4,500,000
                                                                                                             --------------
TOTAL INVESTMENTS-96.56% (Cost $341,815,973) (i)(j)                                                             341,815,973
                                                                                                             --------------
OTHER ASSETS LESS LIABILITIES-3.44%                                                                              12,190,112
                                                                                                             --------------
NET ASSETS-100.00%                                                                                           $  354,006,085
                                                                                                             ==============

Investment Abbreviations:

BAN     -- Bond Anticipation Note
CEP     -- Credit Enhancement Provider
Ctfs.   -- Certificates
GO      -- General Obligation Bonds
IDR     -- Industrial Development Revenue Bonds
LOC     -- Letter of Credit
MERLOT  -- Municipal Exempt Receipts Liquidity Option Tender
MFH     -- Multi-Family Housing
PCR     -- Pollution Control Revenue Bonds
PUTTERs -- Putable Tax-Exempt Receipts
RB      -- Revenue Bonds
Ref.    -- Refunding
RN      -- Revenue Notes
TRAN    -- Tax and Revenue Anticipation Notes
VRD     -- Variable Rate Demand
Wts.    -- Warrants

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2009.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     United Kingdom: 11.89%; Switzerland: 8.74%; other countries less than 5%:
     3.95%.

(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2009 was $31,735,000, which represented 8.96% of the Fund's Net Assets.

(f)  Security subject to the alternative minimum tax.

(g)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)  Also represents cost for federal income tax purposes.

(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                      Percentage
--------                      ----------
Bank of America, N.A.            10.3%
Wells Fargo Bank, N.A.           10.0
Lloyds TSB Bank PLC               9.2
U.S. Bank, N.A.                   9.0
PNC Bank, N.A.                    8.9
UBS A.G.                          8.7
JPMorgan Chase Bank, N.A.         7.0

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2009
(Unaudited)

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY       AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-68.95%
FEDERAL FARM CREDIT BANK (FFCB)-6.51%
      Disc. Notes (a)                                                      0.50%  03/30/10   $      10,000   $      9,958,056
      Floating Rate Bonds (b)                                              0.42%  08/28/09          10,000         10,000,000
      Floating Rate Bonds (b)                                              1.25%  11/12/09          25,000         25,000,000
      Floating Rate Bonds (b)                                              0.32%  12/21/09          10,000          9,923,382
      Floating Rate Bonds (b)                                              0.67%  12/21/09          25,000         25,000,000
      Floating Rate Bonds (b)                                              0.23%  12/28/09          35,000         34,934,539
                                                                                                             ----------------
                                                                                                                  114,815,977
                                                                                                             ----------------
FEDERAL HOME LOAN BANK (FHLB)-27.13%
      Unsec. Bonds                                                         5.25%  08/05/09          20,000         20,166,264
      Unsec. Bonds                                                         5.25%  09/11/09          17,600         17,830,113
      Unsec. Bonds                                                         0.45%  11/24/09          16,200         16,200,000
      Unsec. Bonds                                                         0.50%  02/08/10          15,000         14,994,727
      Unsec. Bonds                                                         0.92%  04/09/10          10,000         10,035,033
      Unsec. Disc. Notes (a)                                               0.25%  06/12/09          40,000         39,996,944
      Unsec. Disc. Notes (a)                                               0.40%  06/29/09           5,000          4,998,445
      Unsec. Disc. Notes (a)                                               0.50%  07/01/09          15,000         14,993,750
      Unsec. Disc. Notes (a)                                               0.40%  07/08/09           5,000          4,997,944
      Unsec. Disc. Notes (a)                                               0.34%  08/03/09          20,000         19,988,100
      Unsec. Disc. Notes (a)                                               0.20%  08/12/09          20,000         19,992,000
      Unsec. Disc. Notes (a)                                               0.64%  10/07/09          15,000         14,965,867
      Unsec. Disc. Notes (a)                                               0.55%  10/09/09           5,000          4,990,069
      Unsec. Disc. Notes (a)                                               0.35%  10/16/09          25,000         24,966,701
      Unsec. Disc. Notes (a)                                               0.53%  12/07/09          10,000          9,972,175
      Unsec. Floating Rate Bonds (b)                                       0.31%  07/07/09          25,000         24,997,778
      Unsec. Floating Rate Bonds (b)                                       1.29%  09/10/09          17,050         17,073,023
      Unsec. Floating Rate Bonds (b)                                       1.06%  10/13/09          10,000         10,017,161
      Unsec. Floating Rate Bonds (b)                                       0.98%  11/18/09          10,000         10,000,000
      Unsec. Floating Rate Bonds (b)                                       0.53%  01/19/10          20,000         20,000,000
      Unsec. Floating Rate Bonds (b)                                       0.67%  02/04/10          50,000         50,000,000
      Unsec. Floating Rate Bonds (b)                                       0.81%  02/26/10          25,000         24,997,560
      Unsec. Floating Rate Global Bonds (b)                                0.28%  08/13/09           7,300          7,299,399
      Unsec. Floating Rate Global Bonds (b)                                0.24%  08/21/09          30,000         29,991,532
      Unsec. Floating Rate Global Bonds (b)                                0.22%  12/23/09          30,000         29,979,534
      Unsec. Floating Rate Global Bonds (b)                                0.24%  12/28/09          15,000         14,997,496
                                                                                                             ----------------
                                                                                                                  478,441,615
                                                                                                             ----------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-20.96%
      Series M006, Class A, Taxable Multi-Family VRD Ctfs. (c)             1.70%  10/15/45          27,389         27,388,975
      Unsec. Disc. Notes (a)                                               0.46%  06/09/09          25,000         24,997,444
      Unsec. Disc. Notes (a)                                               0.46%  06/15/09          10,000          9,998,211
      Unsec. Disc. Notes (a)                                               0.46%  06/19/09          25,000         24,994,250
      Unsec. Disc. Notes (a)                                               0.47%  06/25/09           7,500          7,497,625
      Unsec. Disc. Notes (a)                                               0.45%  06/30/09          10,000          9,996,375
      Unsec. Disc. Notes (a)                                               0.57%  08/31/09          18,025         17,999,029
      Unsec. Disc. Notes (a)                                               0.41%  09/08/09          20,050         20,027,394
      Unsec. Disc. Notes (a)                                               0.70%  09/14/09           5,000          4,989,792
      Unsec. Disc. Notes (a)                                               0.70%  09/21/09           5,428          5,416,179

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY       AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)
      Unsec. Disc. Notes (a)                                               0.23%  10/01/09   $      25,000   $     24,980,937
      Unsec. Disc. Notes (a)                                               0.25%  10/05/09          20,000         19,982,500
      Unsec. Disc. Notes (a)                                               0.27%  10/13/09          20,000         19,979,900
      Unsec. Disc. Notes (a)                                               0.25%  10/19/09          10,000          9,990,278
      Unsec. Disc. Notes (a)                                               0.26%  10/20/09          27,112         27,084,391
      Unsec. Disc. Notes (a)                                               0.53%  11/09/09          23,500         23,444,298
      Unsec. Disc. Notes (a)                                               0.42%  02/08/10          10,000          9,970,600
      Unsec. Floating Rate Global Notes (b)                                0.25%  09/28/09          11,000         10,997,706
      Unsec. Floating Rate Global Notes (b)                                0.32%  10/08/09          10,000          9,995,485
      Unsec. Floating Rate Global Notes (b)                                0.26%  10/19/09          10,000          9,999,715
      Unsec. Floating Rate Global Notes (b)                                0.23%  12/16/09          25,000         24,950,003
      Unsec. Floating Rate MTN (b)                                         0.82%  02/09/10          25,000         25,000,000
                                                                                                             ----------------
                                                                                                                  369,681,087
                                                                                                             ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-14.35%
      Unsec. Disc. Notes (a)                                               0.32%  06/03/09          10,000          9,999,822
      Unsec. Disc. Notes (a)                                               0.50%  06/04/09          10,000          9,999,583
      Unsec. Disc. Notes (a)                                               0.40%  09/01/09          16,300         16,283,338
      Unsec. Disc. Notes (a)                                               3.20%  10/07/09           5,000          4,943,111
      Unsec. Disc. Notes (a)                                               0.35%  10/21/09          25,000         24,965,486
      Unsec. Disc. Notes (a)                                               0.30%  11/16/09          16,854         16,830,404
      Unsec. Disc. Notes (a)                                               1.00%  12/03/09          10,000          9,948,611
      Unsec. Floating Rate Global Notes (b)                                1.03%  07/13/10          40,000         39,984,613
      Unsec. Floating Rate Notes (b)                                       0.42%  10/07/09          35,000         34,998,755
      Unsec. Floating Rate Notes (b)                                       0.48%  10/16/09          75,000         75,046,815
      Unsec. Floating Rate Notes (b)                                       1.19%  10/27/09          10,000         10,000,000
                                                                                                             ----------------
                                                                                                                  253,000,538
                                                                                                             ----------------
      Total U.S. Government Sponsored Agency Securities
         (Cost $1,215,939,217)                                                                                  1,215,939,217
                                                                                                             ----------------
U.S. TREASURY BILLS-0.85%(a)
   U.S. Treasury Bills                                                     0.31%  11/05/09           5,000          4,993,240
   U.S. Treasury Bills                                                     0.30%  11/12/09          10,000          9,986,106
                                                                                                             ----------------
      Total U.S. Treasury Bills (Cost $14,979,346)                                                                 14,979,346
                                                                                                             ----------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-69.80%
   (Cost $1,230,918,563)                                                                                        1,230,918,563
                                                                                                             ----------------

                                                                                               REPURCHASE
                                                                                                 AMOUNT
                                                                                             -------------
REPURCHASE AGREEMENTS-30.17%(d)
   Barclays Capital Inc., Joint agreement dated 05/29/09, aggregate maturing value $2,927,395,537 (collateralized by U.S. Treasury obligations valued at $2,985,901,222; 0.88%-7.13%,
      11/15/09-04/15/28)                                                   0.17%  06/01/09      32,033,927         32,033,473
   BNP Paribas Securities Corp., Joint agreement dated 05/29/09, aggregate maturing value $3,000,047,500 (collateralized by
      U.S. Government sponsored agency obligations valued at
      $3,060,000,509; 0%-6.63%, 06/10/09-07/15/32)                         0.19%  06/01/09     300,004,750        300,000,000
   BNP Paribas Securities Corp., Joint agreement dated 05/08/09, aggregate maturing value $500,094,722 (collateralized by U.S.
      Government sponsored agency obligations valued at
      $510,000,418; 0%-10.70%, 06/02/09-01/15/48)                          0.22%  06/08/09     100,018,944        100,000,000
   Credit Suisse Securities (USA) LLC, Joint agreement dated
      05/08/09, aggregate maturing value $500,094,722
      (collateralized by U.S. Government sponsored agency and
      Treasury obligations valued at $510,001,000; 0%-8.00%,
      08/15/09-02/15/36)                                                   0.22%  06/08/09      50,009,472         50,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                                                       INTEREST   MATURITY     REPURCHASE
                                                                         RATE       DATE         AMOUNT            VALUE
                                                                       --------   --------   -------------   ----------------
   Deutsche Bank Securities Inc., Joint agreement dated 05/29/09, aggregate maturing value $500,084,444 (collateralized by U.S.
      Government sponsored agency obligations valued at
      $510,000,462; 2.68%-3.75%, 12/23/11-06/28/13)                        0.19%  06/30/09   $  50,008,444   $     50,000,000
      Total Repurchase Agreements (Cost $532,033,473)                                                             532,033,473
                                                                                                             ----------------
TOTAL INVESTMENTS-99.97% (Cost $1,762,952,036) (e)                                                              1,762,952,036
                                                                                                             ----------------
OTHER ASSETS LESS LIABILITIES-0.03%                                                                                   530,423
                                                                                                             ----------------
NET ASSETS-100.00%                                                                                           $  1,763,482,459
                                                                                                             ================

Investment Abbreviations:

Ctfs.  -- Certificates
Disc.  -- Discounted
MTN    -- Medium-Term Notes
Unsec. -- Unsecured
VRD    -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2009.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2009.

(d)  Principal amount equals value at period end. See Note 1F.

(e)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

          Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          The Funds may periodically participate in litigation related to Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. TREASURY GUARANTEE PROGRAM- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department') Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved Premier Portfolio and Premier Tax-Exempt Portfolio to participate in the final extension of the Program through September 18, 2009.

E. OTHER RISKS - Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

          The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the

PREMIER PORTFOLIO
     banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

          The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

          Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

F. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2 -- ADDITIONAL VALUATION INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, May 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

PREMIER PORTFOLIO

                                                       INVESTMENTS IN SECURITIES
                                          ---------------------------------------------------
FUND NAME                                 Level 1       Level 2      Level 3        TOTAL
---------                                 -------   --------------   -------   --------------
Premier Portfolio                           $--     $4,071,168,798     $--     $4,071,168,798
Premier Tax-Exempt Portfolio                 --        341,815,973      --        341,815,973
Premier U.S. Government Money Portfolio      --      1,762,952,036      --      1,762,952,036

Item 2. Controls and Procedures.

     (a) As of June 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust


By: /s/ Karen Dunn Kelly
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: July 30, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelly
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: July 30, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: July 30, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.